DEBT - Narrative (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	May 01, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Debt outstanding	$ 1,105,734,000	$ 1,105,734,000			$ 967,146,000
Repayments of Debt		1,002,113,000	$ 1,021,795,000
Gain (Loss) on Extinguishment of Debt	(2,900,000)	(3,200,000)
Debt Related Commitment Fees and Debt Issuance Costs	(1,300,000)
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	1,000,000.0
Term Loan Facilities
Debt Instrument [Line Items]
Repayments of Lines of Credit	702,300,000
Corporate Revolving Credit Facility
Debt Instrument [Line Items]
Repayments of Lines of Credit	175,900,000
Line of Credit
Debt Instrument [Line Items]
Current borrowing capacity	342,700,000	342,700,000			575,200,000
Line of Credit | Subsidiaries
Debt Instrument [Line Items]
Maximum borrowing capacity	310,300,000	310,300,000			277,300,000
Current borrowing capacity	223,700,000	223,700,000			228,500,000
Line of Credit | Corporate Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 600,000,000.0
Debt outstanding	252,228,000	$ 252,228,000			18,999,000
Line of Credit | Corporate Revolving Credit Facility | SOFR
Debt Instrument [Line Items]
Interest rate benchmark		0.00%
Line of Credit | Corporate Revolving Credit Facility | SOFR | Minimum
Debt Instrument [Line Items]
Basis spread		1.00%
Line of Credit | Corporate Revolving Credit Facility | SOFR | Maximum
Debt Instrument [Line Items]
Basis spread		2.25%
Line of Credit | Corporate Revolving Credit Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread		0.00%
Line of Credit | Corporate Revolving Credit Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread		1.25%
Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Revolving credit facility drawn amount	5,400,000	$ 5,400,000			5,800,000
Loans Payable | Term Loan Facilities
Debt Instrument [Line Items]
Debt outstanding	$ 600,000,000	$ 600,000,000			$ 703,700,000
Loans Payable | Term Loan A
Debt Instrument [Line Items]
Maximum borrowing capacity				250,000,000.0
Loans Payable | Term Loan A | SOFR | Minimum
Debt Instrument [Line Items]
Basis spread		1.00%
Loans Payable | Term Loan A | SOFR | Maximum
Debt Instrument [Line Items]
Basis spread		2.25%
Loans Payable | Farm Credit Term Loan
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 350,000,000.0
Loans Payable | Term Loan A | SOFR
Debt Instrument [Line Items]
Interest rate benchmark		0.00%
Loans Payable | Term Loan A | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread		0.00%
Loans Payable | Term Loan A | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread		1.25%
Loans Payable | Farm Credit Term Loan | SOFR | Minimum
Debt Instrument [Line Items]
Basis spread		1.75%
Loans Payable | Farm Credit Term Loan | SOFR | Maximum
Debt Instrument [Line Items]
Basis spread		2.75%